Operating Expenses (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Schedule of Research And Development
	2023	2022

Compensation and benefits	€564,657	€447,517
Other research and development costs	49,894	23,499
Capitalized R&D costs	(472,747)	(327,210)
Total	€141,804	€143,806

Schedule of Sales And Marketing

	2023	2022

Compensation and benefits	€182,889	€40,522
Contractors	202,464	99,204
Consultancy fees	50,926	-
Publicity and advertisement	85,960	8,991
Traveling expenses	82,881	54,560
Total	€605,120	€203,277

Schedule of General And Administrative
	2023	2022

Compensation and benefits	€713,031	€220,530
Consultancy fees	713,551	66,645
Legal services	-	100,553
Contractors	316,594	139,300
Accounting and audit services	51,277	303,239
Non-executive board compensation and expenses	200,660	-
Depreciation and amortization	261,679	66,513
Automation costs	104,185	31,254
Freight costs	75,113	30,039
Office expense	49,086	28,768
Lease expense	24,754	10,320
Insurance costs	78,554	2,600
Other general expenses	66,239	68,225
Total	€2,654,723	€1,067,986